INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets	$ 86,721,000	$ 27,110,000
Impairment loss recognized in profit or loss	83,000	720,000	$ 306,000
Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets	18,537,000	9,388,000
Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets	25,178,000	12,845,000
Licenses and internal developments | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment loss recognized in profit or loss	$ 83,000	$ 720,000	$ 306,000